FEDERATED INCOME SECURITIES TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

May 29, 2018

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:       FEDERATED INCOME SECURITIES TRUST (the “Trust”)

Federated Floating Rate Strategic Income Fund

Class A Shares

Class C Shares

Institutional Shares

Class R6 Shares

Federated Fund for U.S. Government Securities

Class A Shares

Class B Shares

Class C Shares

Class T Shares

1933 Act File No. 33-3164

1940 Act File No. 811-4577

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectuses and Statements of Additional Information dated May 31, 2018 that would have been filed under Rule 497(c), do not differ from the form of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 195 on May 25, 2018.

If you have any questions regarding this certification, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary